Stockholders’ Deficit (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Mar. 16, 2021	Mar. 11, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 08, 2021
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued				540,000
Redemption				25,000,000	2,960,098
Issued and outstanding ordinary shares percentage				20.00%
Reverse stock split		the Company effected a 1.1-for-1 stock split	On March 11, 2021, the Company effected a 1.1-for-1 stock split.
Preferred stock, shares authorized				1,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001
Common Stocks, Including Additional Paid in Capital, Net of Discount (in Dollars)			$ 730,270
Aggregate converted basis percentage			20.00%
Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized			1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001
Preferred stock shares outstanding
Preferred stock shares issued
Class A Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares authorized			160,000,000	160,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares issued			5,000,000
Common stock, shares outstanding			5,540,000	540,000
Redemption				19,159,975	2,879,927
Common stock shares issued				540,000
Common stock excluding shares			706,319	2,960,098
Outstanding shares			5,000,000	540,000
Private placement shares			540,000
Class A Common Stock [Member] | Private Placement [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued				540,000
Class A Common Stock [Member] | First Extension [Member]
Stockholders’ Equity (Deficit) [Line Items]
Redemption			2,879,927
Class A Common Stock [Member] | Second Extension [Member]
Stockholders’ Equity (Deficit) [Line Items]
Redemption			19,159,975
Class A Common Stock [Member] | Third Extension [Member]
Stockholders’ Equity (Deficit) [Line Items]
Redemption			1,523,509
Class B Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares authorized			40,000,000	40,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares outstanding			1,250,000	6,250,000	6,250,000
Common stock shares issued			1,250,000	6,250,000	6,250,000
Shares forfeited	75,000		75,000	75,000
Issued and outstanding ordinary shares percentage			20.00%	20.00%
Shares outstanding	6,250,000
Sponsor [Member] | Class B Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Aggregate of founder shares to independent directors						20,000